Share capital and Contributed Surplus - (A) Share capital (Narrative) (Details)												1 Months Ended		12 Months Ended
	Aug. 13, 2024 CAD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 USD ($) $ / shares shares	Apr. 09, 2024 CAD ($) $ / shares shares	Apr. 09, 2024 USD ($) $ / shares shares	Jan. 10, 2024 CAD ($) shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Jul. 14, 2022 CAD ($) $ / shares shares	Mar. 11, 2022 CAD ($)	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Dec. 13, 2022 CAD ($) shares	Dec. 13, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares	Apr. 09, 2024 $ / shares	Jul. 21, 2023 $ / shares	Apr. 30, 2022 shares	Dec. 31, 2021 share
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares | $														$ 4,965,680	$ 7,357,012			$ 344,000
Payments for share issue costs | $														747,926	542,591			33,880
Share offering costs | $														$ 935,778	$ 3,152,794			$ 33,880
March 2022 Loan [Member]
Disclosure of classes of share capital [line items]
Share offering costs | $											$ 16,581
Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Issued common shares							4,670
Issue of equity | $							$ 97,615
Number of units issued to settle loan																5,614	5,614
Debt Settlement [Member] | March 2022 Loan [Member]
Disclosure of classes of share capital [line items]
Debt settled with issuance of units | $																$ 12,000
Debt Settlement [Member] | August 2022 Loans [Member]
Disclosure of classes of share capital [line items]
Debt settled with issuance of units																$ 302,197	$ 223,321
US Public Offering [Member]
Disclosure of classes of share capital [line items]
Issued common shares			290,000	290,000	73,500	73,500
Proceeds from issue of ordinary shares			$ 2,300,000	$ 1,700,000	$ 1,400,000	$ 1,000,000
Pre-funded warrants issued					80,350	80,350		19,900	19,900
Exercise price of pre-funded warrant | (per share)					$ 0.01				$ 0.1
Issue price per share | (per share)			$ 8	$ 5.8	8.8	$ 6.5			41.3
Pre-funded warrant, price per share | (per share)					8.8				$ 41.2										$ 6.49
Warrants granted during period								37,500	37,500
Exercise price of warrants granted | $ / shares								$ 0.001
Number of units issued								250,000	250,000
Exercise price of warrants issued | $ / shares									$ 50
Underwriter warrants granted								13,495	13,495
Payments for share issue costs								$ 1,138,105	$ 835,000
Percentage of gross proceeds offering								7.50%	7.50%
Underwriter warrants, percentage								5.00%	5.00%
Exercise price of underwriters warrants | $ / shares									$ 51.625
Brokers' Compensation and Share Offering Costs [Member]
Disclosure of classes of share capital [line items]
Placement agent fees, per unit | $ / shares			$ 0.435		$ 0.4875
Placement agent fees		$ 70,725	$ 173,469	$ 126,150	$ 101,838	$ 75,002						$ 475,013.14
Percentage of public offering price issued	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Placement agent warrants granted	35,362	35,362	14,500	14,500	7,692	7,692						12,363	12,363
Percentage of pre-funded warrants sold					5.00%	5.00%						5.00%	5.00%
Exercise price of placement agent warrants | (per share)		$ 2.5	$ 10	$ 7.25	$ 11.032	$ 8.125						$ 35	$ 26.6
Share issue related cost recognized in net loss and comprehensive loss | $	$ 202,242				$ 339,324
Share issue related cost recognized in equity | $	281,869				269,400
Percentage of gross proceeds offering												8.50%	8.50%
Fair value of broker compensation warrants | $	$ 28,632		$ 61,213		43,868
Share offering costs | $			$ 384,509		$ 608,724
Exercise price of warrants | $ / shares		$ 2.5		$ 7.25		$ 8.12
US Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issued common shares	471,500	471,500
Proceeds from issue of ordinary shares	$ 1,400,000	$ 900,000
Issue price per share | (per share)	$ 2.74	$ 2
Exercise price of warrants granted | (per share)	$ 3.43	$ 2.5
Issued for U.S. IPO and Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Issued common shares														0	322,639			0
Issue of equity | $														$ 0	$ 13,675,120			$ 0
Gross proceeds from issuing units								$ 19,400,000	$ 14,100,000
Fair value of broker compensation warrants								2,800,000	2,100,000
Share offering costs deferred | $															$ 628,262
Share offering costs								$ 4,400,000	$ 3,200,000
Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Issue price per share | $ / shares									$ 41.3
Number of units issued								72,639	72,639
Exercise price of warrants issued | $ / shares									$ 50
Underwriter warrants granted								5,084	5,084
Payments for share issue costs								$ 286,230	$ 210,000
Compensation options granted								5,084	5,084
Private Placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares												154,219	154,219	0	154,219			2,285
Issue of equity | $														$ 0	$ 3,050,316			$ 272,000
Proceeds from issue of ordinary shares												$ 7,400,000	$ 5,588,397
Pre-funded warrants issued												93,054	93,054
Exercise price of pre-funded warrant | $ / shares																				$ 0.01
Issue price per share | (per share)										$ 150.5		$ 29.8	$ 22.6
Pre-funded warrant, price per share | (per share)												29.79								22.59
Warrants granted during period										80,000
Description of warrants issued										each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share.
Exercise price of warrants granted | $ / shares										$ 2.85
Number of units issued										2,285
Exercise price of warrants issued | (per share)												$ 35								$ 26.6
Proceeds from issuing units | $										$ 344,000
Underwriter warrants granted								12,363	12,363
Percentage of market capitalization										25.00%
Directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of units issued										581
Proceeds from issuing units | $										$ 87,500
Debt for Equity Settlement [Member]
Disclosure of classes of share capital [line items]
Issued common shares															143
Issue of equity | $															$ 19,000
Police Ordnance Acquisition [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | share																						396
Number of additional common shares																					87